Income taxes - Schedule of Breakdown For Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current taxes	€ (39,503)	€ (39,243)	€ (54,795)
Deferred taxes	8,948	(504)	21,362
Income taxes	€ (30,555)	€ (39,747)	€ (33,433)